OTHER CURRENT LIABILITIES (Details) - CAD ($)	Dec. 31, 2025	Dec. 31, 2024
OTHER CURRENT LIABILITIES
Share-based compensation	$ 357,058
Current portion of lease liabilities	197,497	$ 53,782
Current portion of loans	100,277
Current portion of reclamation and closure cost provisions		2,426,378
Other current liabilities	$ 654,832	$ 2,480,160